FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Cash and money market accounts	$ 127,386	$ 35,778	$ 32,731
Total assets at fair value	127,386	35,778	32,731
LEVEL 1
Assets:
Cash and money market accounts	127,386	35,778	32,731
Total assets at fair value	127,386	35,778	32,731
LEVEL 2
Assets:
Cash and money market accounts	0	0	0
Total assets at fair value	0	0	0
LEVEL 3
Assets:
Cash and money market accounts	0	0	0
Total assets at fair value	$ 0	$ 0	$ 0